Equity - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Class A Common Stock
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common units outstanding	82,410,774	101,803,392	79,091,871
Common Stock, Voting Rights	one
Common Units
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common units outstanding	196,268,297
Vivid Seats Inc | Redeemable Noncontrolling Interests [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity Method Investment, Ownership Percentage	40.50%
Hoya Topco, LLC | Senior Preferred Units
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Preferred units authorized	100
Hoya Topco, LLC | Redeemable Preferred Units
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Preferred Units issued	100
Hoya Topco, LLC | Common Units
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Preferred units authorized	100
Hoya Topco, LLC | Redeemable Noncontrolling Interests [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Preferred Units outstanding	0